Net income per ordinary share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	52,737,299	54,004,963	52,885,252	53,935,939
Effect of dilutive share options outstanding (in shares)	457,028	545,709	398,428	450,127
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	53,194,327	54,550,672	53,283,680	54,386,066